LEASE EXIT COSTS AND PROPERTIES HELD FOR SALE (Tables)	12 Months Ended
Feb. 25, 2017
Lease Exit Cost Reserves

Changes to the Company’s lease exit cost reserves for closed properties consisted of the following (in millions):

	February 25, 2017	February 27, 2016
Beginning balance	$49.7	$43.5
Additions	14.7	28.6
Payments	(15.8)	(21.8)
Disposals, transferred to held for sale	(4.2)	(0.6)

Ending balance	$44.4	$49.7

Assets held for sale and liabilities held for sale are recorded in Other current assets and Other current liabilities

Assets held for sale and liabilities held for sale are recorded in Other current assets and Other current liabilities, respectively, and consisted of the following (in millions):

	February 25, 2017	February 27, 2016
Assets held for sale:
Beginning balance	$4.6	$521.2
Transfers in	7.9	10.5
Disposals	(9.4)	(527.1)

Ending balance	$3.1	$4.6

Liabilities held for sale:
Beginning balance	$27.1	$90.4
Transfers in	1.9	4.1
Disposals	(13.6)	(67.4)

Ending balance	$15.4	$27.1